COMMITMENTS - Schedule of Future Minimum Lease Payment Under Non-Cancellable Operating Lease Agreements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Future Contractual Minimum Rental Revenues On Leases [Line Items]
2013	$ 365	2,276
2014	146	907
2015	60	374
2016	45	282
2017	47	290
thereafter	217	1,351
Total	$ 880	5,480